STOCKHOLDERS EQUITY (Details 1)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Remaining contractual term	5 years	8 years 4 months 24 days
Risk free interest rate	2.23%
Expected dividends	0.00%
Expected Volatility	105.69%
Grant under 2022 Plan [Member]
Risk free interest rate		3.08%	0.72%
Expected dividends		0.00%	0.00%
Expected volatility (weighted average)		102.01%	101.60%
Expected term (in years)		7 years	6 years 8 months 12 days